Segment Information (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 Integer	Dec. 31, 2024 Segment
Segment Reporting [Abstract]
Operating segments	1	1
Reportable segments	1	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		Chief Executive Officer [Member]
Segment reporting, CODM, profit (loss) measure, how used, description		The key measure of segment profit or loss that the CODM uses to allocate resources and assess performance is the Company’s consolidated net loss, as reported on the consolidated statements of operations and comprehensive loss.
Segment reporting description	The key measure of segment profit or loss that the CODM uses to allocate resources and assess performance is the Company’s consolidated net loss, as reported on the consolidated statements of operations and comprehensive loss. In addition, the CODM is regularly provided the following significant segment expense categories which are reviewed against budgeted expectations to assist in resource allocation decision-making	In addition, the CODM is regularly provided the following significant segment expense categories which are reviewed against budgeted expectations to assist in resource allocation decision-making: